Debt, Lines of Credit (Details) € / shares in Units, $ in Thousands, € in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025 MXN ($) Facility	Sep. 30, 2025 EUR (€)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Mar. 02, 2024 MXN ($)	Mar. 02, 2024 EUR (€) € / shares
Lines of credit [Abstract]
Borrowings	$ 550,176,128			$ 567,585,631
Covenants [Abstract]
Consolidated ratio of debt to EBITDA	4
Consolidated ratio of EBITDA to interest paid	2.5
Non-cash consideration [Abstract]
Non-cash transaction related to derecognition of exchangeable bonds through conversion of shares amount	$ 34,569,415
Telekom Austria [Member]
Lines of credit [Abstract]
Borrowings	1,186,000
Koninklijke KPN N.V. [Member]
Non-cash consideration [Abstract]
Exchangeable bonds					$ 37,900,000	€ 2,100
Bond exercise price (in dollars per share) | € / shares						€ 3.1185
Lines of Credit [Member]
Lines of credit [Abstract]
Borrowings	$ 62,516,000			$ 85,228,000
Syndicated Revolving Credit Facilities [Member]
Lines of credit [Abstract]
Number of credit facilities | Facility	2
Syndicated Revolving Credit Facilities [Member] | Telekom Austria [Member]
Lines of credit [Abstract]
Loans received | €		€ 1,000
Maturity	2026
Syndicated Credit Facility One [Member]
Lines of credit [Abstract]
Loans received			$ 1,500
Maturity	2026
Syndicated Credit Facility Two [Member]
Lines of credit [Abstract]
Loans received			$ 2,500
Maturity	2029